Shareholder Report, Average Annual Return (Details) B003029_Direxion Daily AVGO Bull 2X Shares_TF_TSR Annual {TF}	12 Months Ended	13 Months Ended
	Oct. 31, 2025	Oct. 31, 2025
Direxion Daily AVGO Bull 2X Shares
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Direxion Daily AVGO Bull 2X Shares NAV
Average Annual Return, Percent	216.19%	145.91%
S&P 500 Index [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500® Index
Average Annual Return, Percent	21.45%	18.48%
Broadcom Inc. [Member]
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Broadcom Inc.
Average Annual Return, Percent	117.72%	91.17%